Significant transactions	12 Months Ended
Dec. 31, 2017
Statement [line items]
Significant transactions
2. Significant transactions
Significant transactions in 2017
Innovative Medicines – Acquisition of Ziarco Group Limited
On January 20, 2017, Novartis acquired Ziarco Group Limited (Ziarco), a privately held company in the United Kingdom, focused on the development of novel treatments in dermatology. This acquisition adds a once-daily oral H4 receptor antagonist in development for atopic dermatitis, commonly known as eczema, to complement the Novartis dermatology portfolio and pipeline. The fair value of the total purchase consideration was USD 420 million. The amount consisted of an initial cash payment of USD 325 million and the net present value of the contingent consideration of USD 95 million, due to Ziarco shareholders, which they are eligible to receive upon the achievement of specified development milestones. The purchase price allocation resulted in net identifiable assets of USD 395 million and goodwill of USD 25 million. Results of operations since the date of acquisition were not material.
Innovative Medicines – Acquisition of Encore Vision, Inc.
On January 20, 2017, Novartis acquired Encore Vision, Inc. (Encore), a privately-held company in Fort Worth, Texas, in the United States, focused on the development of a novel treatment in presbyopia. The fair value of the total purchase consideration was USD 456 million. The amount consisted of an initial cash payment of USD 366 million and the net present value of the contingent consideration of USD 90 million, due to Encore shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 389 million and goodwill of USD 67 million. Results of operations since the date of acquisition were not material.
Significant transaction entered into in 2017 and closed in January 2018
Innovative Medicines – Acquisition of ADVANCED ACCELERATOR APPLICATIONS, S.A.
On October 30, 2017, Novartis entered into a binding memorandum of understanding with Advanced Accelerator Applications S.A., (AAA), a NASDAQ-listed company headquartered in Saint-Genis-Pouilly, France, under which Novartis agreed to commence a tender offer for 100% of the share capital of AAA subject to certain conditions. Novartis commenced the tender offer on December 7, 2017, to purchase all of the outstanding ordinary shares for a price of USD 41 per share and USD 82 per American Depositary Share (ADS), each representing two ordinary shares of AAA, which expired on January 19, 2018. The offer values AAAs equity at USD 3.9 billion, on a fully diluted basis. The transaction to acquire AAA is being funded mainly through external short- and long-term debt.
As of the expiration of the tender offer, approximately 97% of the then outstanding fully diluted ordinary shares, including ordinary shares represented by ADSs, were validly tendered. On January 22, 2018, Novartis accepted and paid USD 3.9 billion for the ordinary shares, including ordinary shares represented by ADSs, tendered in the offer.
On January 22, 2018 Novartis also commenced a subsequent offering period that will expire on January 31, 2018, unless extended.
AAA is a radiopharmaceutical company that develops, produces and commercializes molecular nuclear medicines, including Lutathera® (lutetium (177Lu) oxodotreotide), a first-in-class RLT product for neuroendocrine tumors (NETs) and a portfolio of diagnostic products. Radiopharmaceuticals, such as Lutathera®, are unique medicinal formulations containing radioisotopes, which are used clinically for both diagnosis and therapy.
Significant transactions in 2016
Alcon – Acquisition of Transcend Medical, Inc.
On February 17, 2016, Alcon entered into an agreement to acquire Transcend Medical, Inc. (Transcend), a privately-held, US-based company focused on developing minimally-invasive surgical devices to treat glaucoma. The transaction closed on March 23, 2016, and the fair value of the total purchase consideration was USD 332 million. The amount consisted of an initial cash payment of USD 240 million and the net present value of contingent consideration of USD 92 million due to the Transcend shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 294 million and goodwill of USD 38 million. The 2016 results of operations since the date of acquisition were not material.
INNOVATIVE MEDICINES – ACQUISITION OF Reprixys PHARMACEUTICALs CORPORATION
On November 18, 2016, Novartis acquired Reprixys Pharmaceuticals Corporation (Reprixys), a privately held, US-based company specializing in the development of therapeutics in certain hematologic and inflammatory disorders, following receipt of results of the SUSTAIN study. The previously held interest of 19% is adjusted to its fair value of USD 64 million through the consolidated income statement at acquisition date. This re-measurement resulted in a gain of USD 53 million.
The fair value of the total purchase consideration for acquiring the 81% stake Novartis did not already own amounted to USD 268 million. The amount consisted of an initial cash payment of USD 194 million and the net present value of the contingent consideration of USD 74 million due to Reprixys shareholders, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 332 million. No goodwill was recognized. The 2016 results of operations since the date of acquisition were not material.
Significant transactions in 2015
Portfolio transformation transactions
Transaction with Eli Lilly and Company
On January 1, 2015, Novartis closed its transaction with Eli Lilly and Company, USA (Lilly) announced in April 2014 to divest its Animal Health business for USD 5.4 billion in cash. This resulted in a pre-tax gain of USD 4.6 billion, which is recorded in operating income from discontinued operations.
Transactions with GlaxoSmithKline plc
On March 2, 2015, Novartis closed its transactions with GlaxoSmithKline plc, Great Britain (GSK) announced in April 2014, with the following consequences:
Innovative Medicines – Acquisition of GSK oncology products
Novartis acquired GSK’s oncology products and certain related assets for an aggregate cash consideration of USD 16.0 billion. Up to USD 1.5 billion of this cash consideration at the acquisition date is contingent on certain development milestones. The fair value of this potentially refundable consideration as at the acquisition date is USD 0.1 billion. In addition, under the terms of the agreement, Novartis is granted a right of first negotiation over the co-development or commercialization of GSK’s current and future oncology R&D pipeline, excluding oncology vaccines. The right of first negotiation is for a period of 12.5 years from the acquisition closing date. The purchase price allocation of the fair value of the consideration of USD 15.9 billion resulted in net identified assets of USD 13.5 billion and goodwill of USD 2.4 billion. In 2015, from the date of the acquisition the business generated net sales of USD 1.8 billion. Management estimates net sales for the entire year 2015 would have amounted to USD 2.1 billion had the oncology products been acquired at the beginning of the 2015 reporting period. The 2015 net results from operations on a reported basis since the acquisition date were not material.
Vaccines – Divestment
Novartis divested its Vaccines business (excluding its Vaccines influenza business) to GSK for up to USD 7.1 billion plus royalties. The USD 7.1 billion consists of USD 5.25 billion paid at closing and up to USD 1.8 billion in future milestone payments. The fair value of the contingent future milestones and royalties as at the acquisition date is USD 1.0 billion, resulting in a fair value of consideration received of USD 6.25 billion. Included in this amount is a USD 450 million milestone payment received in late March 2015. The sale of this business resulted in a pre-tax gain of USD 2.8 billion, which is recorded in operating income from discontinued operations.
Novartis’s Vaccines influenza business was excluded from the GSK Vaccines business acquisition. However, GSK entered into a future option arrangement with Novartis in relation to the Vaccines influenza business, pursuant to which Novartis could have unilaterally required GSK to acquire the entire or certain parts of its Vaccines influenza business for consideration of up to USD 250 million (the Influenza Put Option) if the divestment to CSL Limited, Australia (CSL), discussed below, had not been completed. The option period was 18 months from the closing date of the GSK transaction, but terminated with the sale of the Vaccines influenza business to CSL on July 31, 2015. Novartis paid GSK a fee of USD 5 million in consideration for the grant of the Influenza Put Option.
Consumer Health – Combination of Novartis OTC with GSK Consumer Healthcare
Novartis and GSK agreed to create a combined consumer healthcare business through the combination between Novartis OTC and GSK Consumer Healthcare businesses. On March 2, 2015, a new entity, GlaxoSmithKline Consumer Healthcare Holdings Ltd. (GSK Consumer Healthcare) was formed via contribution of businesses from both Novartis and GSK. Novartis has a 36.5% interest in the newly created entity. Novartis has valued the contribution of 63.5% of its OTC Division in exchange for 36.5% of the GSK Consumer Healthcare business at fair value. Based on the estimates of fair values exchanged, an investment in an associated company of USD 7.6 billion was recorded. The resulting pre-tax gain, net of transaction related costs, of USD 5.9 billion is recorded in operating income from discontinued operations.
Novartis has four of eleven seats on the GSK Consumer Healthcare Board of Directors. Furthermore, Novartis has customary minority rights and also exit rights at a pre-defined, market based pricing mechanism.
The investment is accounted for using the equity method of accounting using estimated results for the last quarter of the year. Any differences between this estimate and actual results, when available, will be adjusted in the Group’s consolidated financial statements in the following year.
Additional GSK related costs
The GSK transaction resulted in USD 0.6 billion of additional transaction-related costs that were expensed, thereof USD 0.3 billion paid in 2015.
Transaction with CSL
On October 26, 2014, Novartis entered into an agreement with CSL to sell its Vaccines influenza business to CSL for USD 275 million. Entering into the separate divestment agreement with CSL resulted in the Vaccines influenza business being classified as a separate disposal group consisting of a group of cash generating units within the Vaccines Division, requiring the performance of a separate valuation of the Vaccines influenza business net assets. This triggered the recognition of an exceptional impairment charge in 2014 of USD 1.1 billion as the estimated net book value of the Vaccines influenza business net assets was above the USD 275 million consideration. The transaction with CSL was completed on July 31, 2015, resulting in a partial reversal of the impairment recorded in 2014 in the amount of USD 0.1 billion, which is included in operating income from discontinued operations.
Other significant transactions in 2015
Innovative Medicines – Acquisition of Spinifex Pharmaceuticals, Inc.
On June 29, 2015, Novartis entered into an agreement to acquire Spinifex Pharmaceuticals, Inc. (Spinifex), a United States and Australia based, privately held development stage company, focused on developing a peripheral approach to treat neuropathic pain. The transaction closed on July 24, 2015, and the fair value of the total purchase consideration was USD 312 million. The amount consisted of an initial cash payment of USD 196 million and the net present value of the contingent consideration of USD 116 million due to previous Spinifex shareholders, which they are eligible to receive upon achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 263 million and goodwill of USD 49 million. The 2015 results of operations since the date of acquisition were not material.
Innovative Medicines – Acquisition of Admune Therapeutics LLC
On October 16, 2015, Novartis entered into an agreement to acquire Admune Therapeutics LLC (Admune), a US-based, privately held company, broadening Novartis’ pipeline of cancer immunotherapies. The fair value of the total purchase consideration amounted to USD 258 million. This amount consists of an initial cash payment of USD 140 million and the net present value of the contingent consideration of USD 118 million due to Admune’s previous owners, which they are eligible to receive upon the achievement of specified development and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 258 million. No goodwill was recognized. The 2015 results of operations since the date of acquisition were not material.